Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 535,180	€ 53,758	€ 67,420
Cost of sales	(105,829)	(124,366)	(183,993)
Selling and distribution expenses	(4,447)	(3,912)	(2,817)
Research and development expenses	(153,034)	(115,724)	(62,550)
General and administrative expenses	(69,690)	(91,758)	(104,178)
Other operating income	8,917	9,151	37,932
Other operating expenses	(33,415)	(1,356)	(1,271)
Operating profit / (loss)	177,682	(274,207)	(249,457)
Finance income	14,028	16,731	4,009
Finance expenses	(829)	(2,493)	(3,707)
Profit / (Loss) before income tax	190,881	(259,969)	(249,155)
Income tax benefit/ (expense)	(28,695)	(198)	126
Net profit / (loss) for the period	162,186	(260,167)	(249,029)
Other comprehensive income / (loss):
Foreign currency adjustments	105	72	(105)
Total comprehensive income / (loss) for the period	€ 162,291	€ (260,095)	€ (249,134)
Net profit / (loss) loss per share - basic (in dollars per share)	€ 0.72	€ (1.18)	€ (1.32)
Net profit / (loss) loss per share - diluted (in dollars per share)	€ 0.72	€ (1.18)	€ (1.32)